Income Taxes - Schedule of Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Unrecognized benefit-beginning of year	$ 1,235
Gross increases-current year tax positions	556	$ 337
Gross increases-prior year tax positions		898
Decreases-prior year tax positions	0	0
Unrecognized benefit-end of year	$ 1,791	$ 1,235